UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2007 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2007 (unaudited)

COMMON STOCKS—99.16%

Shares		Value
Banks—10.22%
110,000	Fukuoka Financial Group, Inc.	701,500
454	Mitsubishi UFJ Financial Group, Inc.	4,831,811
615	Mizuho Financial Group, Inc.	4,339,479
140,000	The Bank of Yokohama, Ltd.	976,117
258,000	The Sumitomo Trust & Banking Co., Ltd.	2,181,530
		13,030,437
Chemicals—6.10%
199,000	Asahi Kasei Corp.	1,422,501
160,000	Daicei Chemical Industries Ltd.	1,069,974
42,000	Hitachi Chemical Co., Ltd.	892,232
21,000	Nihon Parkerizing Co., Ltd.	364,284
26,000	Shin-Etsu Chemical Co., Ltd.	1,923,908
102,000	Sumitomo Chemical Co., Ltd.	762,457
93,000	Toyo Ink Manufacturing Co., Ltd.	342,915
330,000	Ube Industries, Ltd.	995,558
		7,773,829
Commerce—0.79%
56,000	Canon Marketing Japan Inc.	1,011,313

Communication—2.50%
80	KDDI Corp.	529,624
337	NTT Corp.	1,454,412
600	NTT DoCoMo, Inc.	829,632
6,400	Obic Business Consultants Co., Ltd.	371,139
		3,184,807
Construction—1.27%
67,000	Daiwa House Industry Co., Ltd.	879,821
80,000	Sumitomo Forestry Co., Ltd.	738,792
		1,618,613
Electric Appliances—13.84%
55,800	Canon Inc.	2,931,920
16,700	Fanuc Ltd.	1,809,528
180,000	Fujitsu Ltd.	1,188,637
34,000	Hamamatsu Photonics K.K.	1,071,315
21,000	Kyocera Corp.	2,023,800
108,000	Matsushita Electric Industrial Co., Ltd.	1,968,491
130,000	Mitsubishi Electric Corp.	1,382,469
37,700	Omron Corp.	1,004,659
43,000	Sony Corp.	2,273,779
27,000	Star Micronics Co., Ltd.	794,184
16,500	Tokyo Electron Ltd.	1,191,905
		17,640,687

Electric Power & Gas—2.21%
14,500	Kansai Electric Power Co., Inc.	321,399
27,000	Kyushu Electric Power Co., Inc.	639,194
22,000	Tohoku Electric Power Co., Inc.	486,717
51,000	Tokyo Electric Power Co., Inc.	1,367,636
		2,814,946
Foods—0.56%
76,000	Nisshin Seifun Group Inc.	707,584

Glass & Ceramic Products—0.54%
38,000	NGK Spark Plug Co., Ltd.	694,209

Insurance—2.27%
218,000	Aioi Insurance Co., Ltd.	1,287,941
139,000	Mitsui Sumitomo Insurance Co., Ltd.	1,607,475
		2,895,416
Iron & Steel—5.26%
25,500	JFE Holdings, Inc.	1,754,420
380,000	Nippon Steel Corp.	2,866,002
360,000	Sumitomo Metal Industries, Ltd.	2,087,656
		6,708,078
Land Transportation—2.17%
374	East Japan Railway Co.	2,770,602

Machinery—9.00%
25,000	Daikin Industries Ltd.	976,284
73,000	JTEKT Corp.	1,269,379
95,000	Komatsu Ltd.	3,025,224
40,000	Makita Corp.	1,843,627
333,000	Mitsubishi Heavy Industries Ltd.	2,380,365
77,000	Nippon Thompson Co., Ltd.	731,735
48,000	Ricoh Co., Ltd.	1,039,806
9,000	THK Co., Ltd.	213,065
		11,479,485
Marine Transportation—1.02%
58,000	Kawasaki Kisen Kaisha, Ltd.	800,520
50,000	Nippon Yusen Kabushiki Kaisha	504,902
		1,305,422
Metal Products—0.85%
80,000	NHK Spring Co., Ltd.	722,031
12,300	Rinnai Corp.	366,949
		1,088,980
Non-Ferrous Metals—1.56%
81,500	Sumitomo Electric Industries, Ltd.	1,329,079
27,000	Sumitomo Metal Mining Co., Ltd.	658,426
		1,987,505
Oil & Coal Products—0.39%
4,200	Idemitsu Kosan Co., Ltd.	498,383

Other Financing Business—1.27%
6,700	Orix Corp.	1,615,344

Other Products—0.76%
62,000	Namco Bandai Holdings Inc.	970,033

Pharmaceutical—3.19%
27,000	Daiichi Sankyo Co., Ltd.	744,406
20,000	Ono Pharmaceuticals Co., Ltd.	1,040,811
74,000	Rohto Pharmaceutical Co., Ltd.	773,301
23,300	Takeda Pharmaceutical Co., Ltd.	1,515,193
		4,073,711
Precision Instruments—1.06%
32,000	Terumo Corp.	1,356,909

Real Estate—2.96%
20,000	Atrium Co., Ltd.	606,721
65,000	Mitsui Fudosan Co., Ltd.	1,710,383
120,000	Tokyo Tatemono Co., Ltd.	1,459,147
		3,776,251
Retail Trade—3.82%
32,000	Nishimatsuya Chain Co., Ltd.	518,093
18,400	Nitori Co., Ltd.	945,211
70,000	Seven & I Holdings Co., Ltd.	1,959,273
17,500	Shimachu Co., Ltd.	498,617
33,500	Xebio Co., Ltd.	946,074
		4,867,268
Rubber Products—1.23%
74,000	Bridgestone Corp.	1,562,725

Securities—2.00%
133,000	Nomura Holdings Inc.	2,552,334

Services—3.75%
440	Dentsu Inc.	1,120,925
55,000	Nomura Research Institute, Ltd.	1,746,836
19,000	Secom Co., Ltd.	835,917
250	Tempstaff Co., Ltd.	333,110
40,500	Toho Co., Ltd.	743,275
		4,780,063
Textile & Apparel—1.42%
226,000	Toray Industries Inc.	1,804,894

Transportation Equipment—11.66%
30,000	Aisin Seiki Co., Ltd.	1,184,111
29,000	Daihatsu Motor Co., Ltd.	296,003
58,000	Denso Corp.	2,182,351
41,000	Honda Motor Co., Ltd.	1,477,416
380,000	Kawasaki Heavy Industries, Ltd.	1,690,941
19,500	Shimano Inc.	620,967
123,000	Toyota Motor Corp.	7,421,436
		14,873,225
Wholesale Trade—5.49%
12,000	Autobacs Seven Co., Ltd.	361,016
45,000	Hitachi High-Technologies Corp.	1,091,720

121,000	Mitsubishi Corp.	3,589,542
100,000	Sumitomo Corp.	1,952,568
		6,994,846

Total Common Stocks (Cost—$105,703,609)		126,437,899

SHORT-TERM INVESTMENTS—0.09%

Principal Amount (000)	Value

U.S. DOLLAR TIME DEPOSIT—0.09%
109	Bank of New York Time Deposit, 0.05%, due 8/1/07 (Cost—$109,316)		109,316

Total Investments—99.25% (Cost—$105,812,924) #			126,547,215

Other assets less liabilities—0.75%			958,533

NET ASSETS	(Applicable to 14,431,605 shares of capital stock outstanding; equivalent to $8.84 per share)	100.00%	$127,505,748

#   For federal income tax purposes, the cost of securities owned at July 31, 2007 was $105,718,102, excluding short-term interest bearing investments.  At July 31, 2007, the net unrealized appreciation on investments, excluding short-term securities, of $20,719,797  was composed of gross appreciation of $24,194,744 for those investments having an excess of value over cost, and gross depreciation of $3,474,947 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)           The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: August 23, 2007
John J. O’Keefe, Vice President and Treasurer

\s\ Hiroshi Kimura		Date: August 23, 2007
Hiroshi Kimura, Chairman